Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Compensation

Compensation provided to key management during the year ended December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Short-term benefits	$2,777,723	$1,771,299
Share-based compensation	13,810,779	737,308
	$16,588,502	$2,508,607

Schedule of Related Party Transaction

A summary of other related party transactions during the year ended December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Total transactions during the year:
Revenue	$839,933	$2,386,929
Cost of sales	41,109	55,928
Expenses
Consulting fees	938,940	2,426,990
Advertising and promotion	-	338,838
Interest and accretion	282,838	323,841
Loss on settlement of vendor-take-back loan	316,241	-
Share of loss from investment in associates and joint ventures	266,641	2,057,135

Schedule Of Related Party Balances

A summary of related party balances at as December 31, 2021 and December 31, 2020 is as follows:

	December 31, 2021	December 31, 2020
Balances receivable (payable):
Investment in associates and joint ventures	$885,269	$1,026,909
Trade and other receivables	3,734,410	4,651,059
Loans receivable	125,995	148,660
Accounts payable and accrued liabilities	(382,794)	(686,480)
Contract liabilities	(55,434)	(72,343)
Vendor-take-back loan	-	(5,559,250)